12. FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Financial Assets And Liabilities Abstract
Schedule of financial assets at amortized cost
	12.31.2020	12.31.2019
Non-current
Public securities (1)	-	18
Term deposit	100	-
Total non-current	100	18

Current
Public securities (1)	25	54
Total current	25	54

(1)	The public securities were received in accordance with the mechanism set forth by SGE Resolution No. 54/19 for the settlement of receivables under Natural Gas Surplus Injection Promotion Programs. See Note 2.4.3.1.

Schedule of financial assets at fair value through profit and loss
	12.31.2020	12.31.2019
Non-current
Shares	11	11
Total non-current	11	11

Current
Government securities	204	113
Shares	29	8
Investment funds	92	244
Total current	325	365

Schedule of trade and other receivables
	Note	12.31.2020	12.31.2019
Non-Current
Receivables from oil and gas sales		-	8
Trade receivables, net		-	8

Non-Current
Tax credits		5	3
Related parties	17	29	53
Prepaid expenses		-	1
Credit with RDSA		-	35
Allowance for doubtful accounts		-	(35)
Other		9	14
Other receivables, net		43	71

Total non-current		43	79

	Note	12.31.2020	12.31.2019
Current
Receivables from energy distribution sales		-	226
Receivables from MAT		15	17
CAMMESA		178	168
Receivables from oil and gas sales		23	48
Receivables from petrochemistry sales		39	54
Related parties	17	4	6
Government of the PBA and CABA by Social Rate		-	4
Other		4	10
Allowance for doubtful accounts		(16)	(33)
Trade receivables, net		247	500

Current
Tax credits		5	10
Advances to suppliers		-	-
Related parties	17	41	8
Prepaid expenses		4	2
Receivables for non-electrical activities		5	11
Financial credit		4	5
Guarantee deposits		3	5
Contractual penalty to collect		3	-
Insurance to recover		6	-
Expenses to be recovered		7	10
Credits for the sale of property, plant and equipment		-	1
Credit with RDSA		-	1
Other		16	14
Allowance for other receivables		-	(6)
Other receivables, net		94	61

Total current		341	561

Schedule of allowance for the impairment of trade receivables

The movements in the allowance for the impairment of trade receivables are as follows:

	12.31.2020	12.31.2019	12.31.2018
At the beginning	68	34	26
Allowance for impairment	63	58	34
Utilizations	(7)	(13)	(10)
Reversal of unused amounts	(3)	(2)	(1)
Exchange differences on translation	(2)	(1)	-
Gain on monetary position, net	(28)	(8)	(15)
Reclasification to assets clasified as held for sales	(75)	-	-
At the end of the year	16	68	34

Schedule of allowance for the impairment of other receivables

The movements in the allowance for the impairment of other receivables are as follows:

	Note	12.31.2020	12.31.2019	12.31.2018
At the beginning	-	6	8	6
Allowance for impairment		2	1	7
Gain on monetary position, net		-	(1)	(3)
Reversal of unused amounts		(7)	(2)	(2)
Reclasification to assets clasified as held for sales		(1)	-	-
At the end of the year		-	6	8

Schedule of cash and cash equivalents
	12.31.2020	12.31.2019
Banks	70	57
Investment funds	71	4
Time deposits	-	164
Total	141	225

Schedule of borrowings
	Note	12.31.2020	12.31.2019
Non-Current
Financial borrowings		75	161
Corporate bonds (1)		1,297	1,603
		1,372	1,764

Current
Bank overdrafts		37	-
Financial borrowings		88	137
Corporate bonds		117	32
Related parties	17	-	14
		242	183
Total		1,614	1,947

(1)	Net of repurchase of own ONs

Schedule of changes in borrowings

The movements in the borrowings are as follows:

	Note	12.31.2020	12.31.2019	12.31.2018
At the beginning		1,947	2,177	1,683
Proceeds from borrowings		353	556	245
Payment of borrowings		(300)	(550)	(240)
Accrued interest		176	185	179
Payment of borrowings' interests		(201)	(148)	(133)
Net foreign currency exchange difference		(18)	50	1,244
Results for the repurchase of corporate bonds	12.5.2	(43)	(27)	(2)
Costs capitalized in property, plant and equipment	11.1	10	17	8
Decrease through offsetting with trade receivables		-	(135)	-
Cancellation through dividend compensation		(12)	-	-
Gain on monetary position, net		(43)	(87)	(794)
Repurchase and redemption of corporate bonds		(155)	(91)	(13)
Reclasification liabilities associated to assets classified as held for sale		(100)	-	-
At the end of the year		1,614	1,947	2,177

Schedule of borrowings composition
Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.2020

Corporate bonds(1)

Serie 6 CB (2)	PAMPA		$76	Variable	Badlar + 2.5%	Aug-21	77
T Series CB (3)	PAMPA	US$	389	Fixed	7.38%	Jul-23	399
Class 1 CB (3)	PAMPA	US$	636	Fixed	7.50%	Jan-27	647
Serie 3 CB	PAMPA	US$	293	Fixed	9.13%	Apr-29	291
							1,414
Financial loans (4)

	PAMPA		$18	Fixed	33%	Apr-21	19
	PAMPA		$57	Variable	Badlar + 7%	may-21	61
	PAMPA	US$	31	Variable	Libor + 4.21%	May-24	31
							111
Other financial operations (5)

	PAMPA	US$	2	Variable	Libor	Jul-21	2
	PAMPA	US$	50	Variable	Libor	Aug-23	50
							52
Bank overdrafts

	PAMPA		$36	Fixed	Between 30% and 34%	Jan-21	37

							1,614

(1)	In the months of July, October and November 2020, the Company paid at maturity Class 4, Class 5 and Series E CBs, the first two issued on April 30, 2020, for a face value of $ 1,238 million, $ 565 million and $ 575 million at a Badlar rate +3%, Badlar rate + 5% and Badlar rate + 0%, respectively.

(2)	Issued on July 29, 2020.

(3)	During the fiscal year ended December 31, 2020, the Company and its subsidiaries acquired Series T and Class 1 corporate bonds at their respective market values for a face value of US$ 148 million; therefore, the Company recorded profits for US$ 38 million, which are disclosed in the “Gain (Loss) on the repurchase of corporate bonds” line item under Other financial results. As of December 31, 2020, the Company, through its subsidiaries, held in its portfolio: Series T and Class I CBs for a face value of US$ 35 million and US$ 11 million, respectively.

(4)	During the fiscal year ended December 31, 2020, the Company took on new financing with domestic financial entities, net of cancellations and early cancellations, for a total $1,600 million, and paid at maturity financing loans in the amount of US$ 92 million.

(5)	On October 2, 2020, the Company was granted a credit facility for up to US$50 million at Libor rate plus 0.0%, which is secured by a Total Return Swap, the underlying asset of which is own CBs held in treasury by the Company for a total amount of US$185.9 million. Any disbursement requested by the Company under this agreement should be secured with term deposits held in BNP by the Company, and the owed principal may not exceed 95% of these funds. The cash flow generated by the assigned assets may be destined to: i) the extension of the above-mentioned credit facility; and/or ii) the cancellation of expenses, interest and/or disbursements. It is worth highlighting that BNP is not empowered to dispose of the Total Return Swap’s underlying asset, and may only use it to a limited extent to guarantee certain transactions, but may under no circumstances lose its condition as asset holder. The Company may cancel the agreement at any time, in whole or in part, without incurring any penalty, with no other requirement than the giving of notice by a reliable means or automatically in case any of the events of default stipulated in the agreement is verified. Finally, at the transaction’s maturity date, the counterparty should return to the Company the Total Return Swap’s underlying asset and any associated cash flow. The Company has received disbursements in the amount of US$ 51.5 million under certain credit facilities with BNP.

Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.2019

Corporate bonds(1)

2022 CB	Edenor	US$	166	Fixed	9.75%	2022	139
Class E CB	PAMPA		$575	Fixed	Badlar	Nov-20	10
Class 1 CB (1)	PAMPA	US$	687	Fixed	7.50%	Jan-27	698
T Series CB (1)	PAMPA	US$	487	Fixed	7.38%	Jul-23	497
Serie 3 CB (1)	PAMPA	US$	293	Fixed	9.13%	Apr-29	291
							1,635
Financial loans(2)
	PAMPA	US$	84	Fixed	Between 4.25% and 7.65%	Jan-2020 to May-2020	88
	PAMPA	US$	39	Variable	4.21% + Libor	May-2024	39
	PAMPA		$7,775	Fixed	Between 40% and 44.14%	Apr-2021 to Apr-2024	146
Related parties							273

	PAMPA	US$	13	Fixed	6.00%	2020	14
Financial loans
	Edenor	US$	1,885	Fixed	Libor + 4.27%	Oct-20	25
							25
							1,947

(1)	During the fiscal year ended December 31, 2019, the Company acquired own corporate bonds at their respective market values for a face value of US$ 62 million; therefore, the Company recorded consolidated profits for US$ 25 million, which are disclosed in the “Gain (Loss) on the repurchase of corporate bonds” line item under Other financial results.

As of the closing of fiscal year 2019, Pampa held in its portfolio: Series T Corporate Bonds for a face value of US$ 14 million, Series 1 Corporate Bonds for a face value of US$ 63 million and Series 3 Corporate Bonds for US$ 7 million, the latter issued on July 10, 2019.

(2)	During the fiscal year ended December 31, 2019, the Company canceled banking debt (including pre-export finance facilities) for US$ 420 million and $ 550 million, and took on new debt for US$ 25 million and $ 8,349 million.

Schedule of trade and other payables

	Note	12.31.2020	12.31.2019
Non-Current
Customer contributions		-	3
Customer guarantees		-	4
Trade payables		-	7

ENRE Penalties and discounts		-	64
Compensation agreements		6	7
Lease liability		10	12
Other payables		16	83
Total non-current		16	90

Current
Suppliers		92	212
CAMMESA		-	155
Customer contributions		-	1
Customer advances		2	7
Related parties	17	5	8
Trade payables		99	383

ENRE Penalties and discounts		-	57
Related parties	17	-	5
Compensation agreements		1	3
Payment agreements with ENRE		-	1
Lease liability		2	4
Advances received for sales of subsidiary		12	-
Other		2	1
Other payables		17	71

Total current		116	454

Schedule of financial instruments
As of December 31, 2020	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and losss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade receivables and other receivables	366	3	369	15	384
Financial assets at amortized cost
Term deposit	100	-	100	-	100
Corporate securities	25	-	25	-	25
Financial assets at fair value through profit and loss
Government securities	-	204	204	-	204
Shares	-	40	40	-	40
Investment funds	-	92	92	-	92
Derivative financial instruments	-	-	-	-	-
Cash and cash equivalents	70	71	141	-	141
Total	561	410	971	15	986

Liabilities
Trade and other liabilities	130	-	130	2	132
Borrowings	1,614	-	1,614	-	1,614
Derivative financial instruments	-	-	-	-	-
Total	1,744	-	1,744	2	1,746

As of December 31, 2019	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and losss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade receivables and other receivables	622	4	626	14	640
Financial assets at fair value through profit and loss
Government securities	-	113	113	-	113
Shares	-	19	19	-	19
Investment funds	-	244	244	-	244
Derivative financial instruments	-	4	4	-	4
Cash and cash equivalents	221	4	225	-	225
Total	843	388	1,231	14	1,245

Liabilities
Trade and other liabilities	408	7	415	129	544
Borrowings	1,947	-	1,947	-	1,947
Instrumentos financieros derivados	-	3	3	-	3
Total	2,355	10	2,365	129	2,494

Schedule of income, expenses, gains and losses from financial instruments

The income, expenses, gains and losses derived from each of the financial instrument categories are indicated below:

As of December 31, 2020	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and losss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	9	-	9	-	9
Interest expense	(164)	-	(164)	(6)	(170)
Foreign exchange, net	38	(35)	3	11	14
Results from financial instruments at fair value	-	30	30	-	30
Gains (losses) from present value measurement	6	-	6	(4)	2
Other financial results	36	-	36	(5)	31
Total	(75)	(5)	(80)	(4)	(84)

As of December 31, 2019	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and losss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	72	3	75	-	75
Interest expense	(163)	-	(163)	(20)	(183)
Foreign exchange, net	5	(14)	(9)	3	(6)
Results from financial instruments at fair value	-	88	88	-	88
Gains (losses) from present value measurement	55	-	55	-	55
Other financial results	32	-	32	2	34
Total	1	77	78	(15)	63

As of December 31, 2018	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and losss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	76	5	81	-	81
Interest expense	(157)	-	(157)	(22)	(179)
Foreign exchange, net	(719)	23	(696)	(84)	(780)
Results from financial instruments at fair value	-	44	44	-	44
Gains (losses) from present value measurement	(74)	-	(74)	-	(74)
Other financial results	(1)	-	(1)	(2)	(3)
Total	(875)	72	(803)	(108)	(911)

Schedule of fair value of financial instruments

The following table shows the Company’s financial assets and liabilities measured at fair value as of December 31, 2020 and 2019:

As of December 31, 2020	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit and losss
Government securities	204	-	-	204
Shares	29	-	11	40
Investment funds	92	-	-	92
Cash and cash equivalents
Investment funds	71	-	-	71
Other receivables	72	-	-	72
Total assets	468	-	11	479

As of December 31, 2019	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit and losss
Government securities	113	-	-	113
Shares	8	-	11	19
Investment funds	244	-	-	244
Cash and cash equivalents
Investment funds	4	-	-	4
Derivative financial instruments	-	4	-	4
Other receivables	4	-	-	4
Total assets	373	4	11	388

Liabilities
Derivative financial instruments	-	3	-	3
Trade and other liabilities	-	7	-	7
Total liabilities	-	10	-	10